Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 247,320	$ 217,809
Royalties [Member]
Disclosure of operating segments [line items]
Revenues	160,430	144,066
Streams [Member]
Disclosure of operating segments [line items]
Revenues	86,890	73,743
North America [Member]
Disclosure of operating segments [line items]
Revenues	193,142	180,189
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	158,562	140,488
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	34,580	39,701
South America [Member]
Disclosure of operating segments [line items]
Revenues	32,664	25,205
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	1,428	1,257
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	31,236	23,948
Australia [Member]
Disclosure of operating segments [line items]
Revenues	10,413	961
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	154	69
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	10,259	892
Africa [Member]
Disclosure of operating segments [line items]
Revenues	286	2,252
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	286	2,252
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member]
Disclosure of operating segments [line items]
Revenues	10,815	9,202
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	$ 10,815	$ 9,202